Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, issued	24,800,000	24,800,000	24,800,000
Ordinary shares, outstanding	24,800,000	24,800,000	24,800,000